Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2023
Major Customers and Suppliers [Abstract]
Schedule of Customer Revenue

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue in 2023, 2022 and 2021:

	As of December 31,
	2023	2022	2021
Customer A	15%	17%	30%
Customer B	—	5%	15%
Customer C	—	—	6%
Customer D	6%	9%	—
Customer E	5%	—	—

The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	As of December 31,
	2023	2022	2021
Supplier A	13%	32%	82%
Supplier B	61%	52%	7%
Supplier C	9%	—	—